OBLIGATIONS UNDER CAPITAL LEASE (Details Narrative)		1 Months Ended		12 Months Ended
	Jul. 02, 2019 USD ($)	Jan. 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($) ft²
Office Space [Member]
Monthly rental payment increased		$ 3,688	$ 3,758
Lease Agreements [Member] | Office Space [Member]
Area leased | ft²				1,400
Address of property				2999 North 44th Street, Phoenix, Arizona 85018
Lease Agreements [Member] | California [Member]
Monthly rental payment increased	$ 2,400
Period of lease	24 months
Box Pure Air
Monthly rental payment increased				$ 4,408
Area leased | ft²				1,653
Address of property				Total convertible notes payable